Document and Entity Information	Jan. 29, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000354190
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 29, 2020
Entity Registrant Name	ARTHUR J. GALLAGHER & CO.
Entity Incorporation State Country Code	DE
Entity File Number	1-09761
Entity Tax Identification Number	36-2151613
Entity Address, Address Line One	2850 W. Golf Road
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008-4050
City Area Code	(630)
Local Phone Number	773-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	AJG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false